Income Taxes - Provision (Benefit) for Income Taxes (Detail) - USD ($) $ in Thousands	12 Months Ended
	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2016
Income Tax Disclosure [Abstract]
Current	$ 42,047	$ 69,535	$ 77,682
Deferred	25,098	6,551	(2,315)
Income taxes	$ 67,145	$ 76,086	$ 75,367